Quarterly Holdings Report
for

Fidelity® Mid Cap Growth Index Fund

March 31, 2021

MCG-QTLY-0521
1.9896345.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 6.3%
Entertainment - 3.3%
Live Nation Entertainment, Inc. (a)	24,478	$2,072,063
Playtika Holding Corp.	6,303	171,505
Roku, Inc. Class A (a)	18,788	6,120,567
Spotify Technology SA (a)	23,125	6,196,344
Take-Two Interactive Software, Inc. (a)	18,176	3,211,699
World Wrestling Entertainment, Inc. Class A	7,947	431,204
Zynga, Inc. (a)	126,069	1,287,164
		19,490,546
Interactive Media & Services - 2.2%
IAC (a)	12,956	2,802,512
Match Group, Inc. (a)	38,620	5,305,616
Pinterest, Inc. Class A (a)	57,497	4,256,503
Zillow Group, Inc.:
Class A (a)	1,125	147,803
Class C (a)(b)	2,748	356,251
		12,868,685
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	38,926	1,266,263
Cable One, Inc.	919	1,680,263
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	1,640	72,291
Liberty SiriusXM Series C (a)	3,486	153,767
Nexstar Broadcasting Group, Inc. Class A	4,923	691,337
Sirius XM Holdings, Inc.	116,162	707,427
		4,571,348

TOTAL COMMUNICATION SERVICES		36,930,579

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.0%
BorgWarner, Inc.	5,281	244,827
Distributors - 0.4%
Pool Corp.	6,695	2,311,382
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	7,144	1,224,839
Chegg, Inc. (a)	22,497	1,927,093
Frontdoor, Inc. (a)	2,475	133,031
H&R Block, Inc.	22,381	487,906
		3,772,869
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	4,803	6,824,198
Domino's Pizza, Inc.	6,727	2,474,123
Planet Fitness, Inc. (a)	8,067	623,579
Vail Resorts, Inc.	551	160,705
Wendy's Co.	31,042	628,911
Wynn Resorts Ltd.	4,426	554,888
Yum China Holdings, Inc.	4,786	283,379
		11,549,783
Household Durables - 0.2%
NVR, Inc. (a)	57	268,523
Tempur Sealy International, Inc.	24,182	884,094
		1,152,617
Internet & Direct Marketing Retail - 1.4%
Etsy, Inc. (a)	20,345	4,102,976
Expedia, Inc.	2,678	460,937
GrubHub, Inc. (a)	1,518	91,080
Wayfair LLC Class A (a)(b)	11,138	3,505,686
		8,160,679
Leisure Products - 0.3%
Mattel, Inc. (a)	35,341	703,993
Peloton Interactive, Inc. Class A (a)	10,667	1,199,397
Polaris, Inc.	1,030	137,505
		2,040,895
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	19,374	2,217,548
Ollie's Bargain Outlet Holdings, Inc. (a)	8,386	729,582
		2,947,130
Specialty Retail - 4.6%
AutoZone, Inc. (a)	2,316	3,252,359
Best Buy Co., Inc.	7,128	818,366
Burlington Stores, Inc. (a)	10,032	2,997,562
CarMax, Inc. (a)	2,112	280,178
Carvana Co. Class A (a)(b)	9,647	2,531,373
Five Below, Inc. (a)	9,427	1,798,577
Floor & Decor Holdings, Inc. Class A (a)	16,196	1,546,394
Leslie's, Inc.	4,848	118,728
O'Reilly Automotive, Inc. (a)	12,094	6,134,682
Petco Health & Wellness Co., Inc. (b)	4,326	95,864
Tractor Supply Co.	19,909	3,525,486
Ulta Beauty, Inc. (a)	8,648	2,673,702
Vroom, Inc. (b)	14,153	551,825
Williams-Sonoma, Inc.	2,167	388,326
		26,713,422
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)	19,598	6,010,903
VF Corp.	3,240	258,941
		6,269,844

TOTAL CONSUMER DISCRETIONARY		65,163,448

CONSUMER STAPLES - 3.5%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	1,535	1,851,640
Brown-Forman Corp.:
Class A	6,554	417,293
Class B (non-vtg.)	26,662	1,838,878
		4,107,811
Food & Staples Retailing - 0.2%
Albertsons Companies, Inc.	9,819	187,248
Grocery Outlet Holding Corp. (a)(b)	6,726	248,122
Sprouts Farmers Market LLC (a)	17,200	457,864
		893,234
Food Products - 1.4%
Beyond Meat, Inc. (a)(b)	7,192	935,823
Campbell Soup Co.	16,770	843,028
Kellogg Co.	14,664	928,231
Lamb Weston Holdings, Inc.	5,784	448,144
McCormick & Co., Inc. (non-vtg.)	23,958	2,136,095
Pilgrim's Pride Corp. (a)	2,830	67,326
The Hershey Co.	19,656	3,108,793
		8,467,440
Household Products - 1.2%
Church & Dwight Co., Inc.	42,820	3,740,327
Clorox Co.	15,408	2,971,895
Energizer Holdings, Inc.	9,318	442,232
Reynolds Consumer Products, Inc. (b)	2,310	68,792
		7,223,246
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	2,071	91,870

TOTAL CONSUMER STAPLES		20,783,601

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc. (a)	39,959	2,877,448
Equitrans Midstream Corp.	6,498	53,024
		2,930,472
FINANCIALS - 3.4%
Capital Markets - 2.9%
Apollo Global Management LLC Class A	14,647	688,555
Ares Management Corp.	16,921	948,084
Carlyle Group LP	1,924	70,726
Cboe Global Markets, Inc.	4,068	401,471
FactSet Research Systems, Inc.	6,412	1,978,679
LPL Financial	1,069	151,969
MarketAxess Holdings, Inc.	6,358	3,165,775
Morningstar, Inc.	3,140	706,626
MSCI, Inc.	13,866	5,813,736
T. Rowe Price Group, Inc.	9,926	1,703,302
Tradeweb Markets, Inc. Class A	12,283	908,942
Virtu Financial, Inc. Class A	9,787	303,886
		16,841,751
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)	106	38,184
LendingTree, Inc. (a)(b)	1,784	379,992
SLM Corp.	14,972	269,047
Upstart Holdings, Inc. (b)	497	64,043
		751,266
Insurance - 0.4%
Alleghany Corp.	211	132,147
Axis Capital Holdings Ltd.	1,279	63,400
Brown & Brown, Inc.	2,145	98,048
Erie Indemnity Co. Class A	2,488	549,624
GoHealth, Inc. (a)	748	8,744
Lincoln National Corp.	3,979	247,772
Primerica, Inc.	4,232	625,574
RenaissanceRe Holdings Ltd.	2,961	474,500
		2,199,809

TOTAL FINANCIALS		19,792,826

HEALTH CARE - 21.7%
Biotechnology - 5.0%
ACADIA Pharmaceuticals, Inc. (a)	19,153	494,147
Acceleron Pharma, Inc. (a)	8,339	1,130,852
Agios Pharmaceuticals, Inc. (a)	1,023	52,828
Alexion Pharmaceuticals, Inc. (a)	5,662	865,776
Alnylam Pharmaceuticals, Inc. (a)	19,872	2,805,728
BioMarin Pharmaceutical, Inc. (a)	28,292	2,136,329
bluebird bio, Inc. (a)	5,103	153,855
Exact Sciences Corp. (a)	22,261	2,933,555
Exelixis, Inc. (a)	19,313	436,281
Global Blood Therapeutics, Inc. (a)(b)	10,274	418,666
Incyte Corp. (a)	31,810	2,585,199
Ionis Pharmaceuticals, Inc. (a)	11,126	500,225
Iovance Biotherapeutics, Inc. (a)(b)	23,847	754,996
Moderna, Inc. (a)	49,255	6,449,942
Neurocrine Biosciences, Inc. (a)(b)	16,066	1,562,419
Repligen Corp. (a)	9,366	1,820,844
Sage Therapeutics, Inc. (a)	654	48,952
Sana Biotechnology, Inc. (b)	3,306	110,652
Sarepta Therapeutics, Inc. (a)	12,994	968,443
Seagen, Inc. (a)	21,842	3,032,980
		29,262,669
Health Care Equipment & Supplies - 7.2%
Abiomed, Inc. (a)	7,624	2,429,998
Align Technology, Inc. (a)	13,467	7,292,785
Haemonetics Corp. (a)	8,106	899,847
Hill-Rom Holdings, Inc.	1,344	148,485
Hologic, Inc. (a)	30,917	2,299,606
ICU Medical, Inc. (a)	882	181,198
IDEXX Laboratories, Inc. (a)	14,512	7,100,867
Insulet Corp. (a)	11,302	2,948,918
Masimo Corp. (a)	8,440	1,938,330
Novocure Ltd. (a)	17,397	2,299,535
Penumbra, Inc. (a)(b)	5,690	1,539,600
Quidel Corp. (a)	6,397	818,368
ResMed, Inc.	24,718	4,795,786
STERIS PLC	767	146,098
Tandem Diabetes Care, Inc. (a)	9,333	823,637
Teleflex, Inc.	5,045	2,095,996
The Cooper Companies, Inc.	1,020	391,772
Varian Medical Systems, Inc. (a)	2,004	353,766
West Pharmaceutical Services, Inc.	12,645	3,563,108
		42,067,700
Health Care Providers & Services - 2.8%
Amedisys, Inc. (a)	5,528	1,463,759
AmerisourceBergen Corp.	12,080	1,426,286
Cardinal Health, Inc.	50,507	3,068,300
Chemed Corp.	2,676	1,230,478
DaVita HealthCare Partners, Inc. (a)	2,153	232,029
Encompass Health Corp.	7,701	630,712
Guardant Health, Inc. (a)	14,181	2,164,730
Laboratory Corp. of America Holdings (a)	904	230,547
McKesson Corp.	20,454	3,989,348
Molina Healthcare, Inc. (a)	6,820	1,594,243
Oak Street Health, Inc. (a)(b)	8,299	450,387
Signify Health, Inc.	2,687	78,622
		16,559,441
Health Care Technology - 2.4%
American Well Corp. (b)	6,874	119,401
Cerner Corp.	52,477	3,772,047
Certara, Inc.	2,813	76,795
Change Healthcare, Inc. (a)	30,837	681,498
Teladoc Health, Inc. (a)(b)	17,322	3,148,274
Veeva Systems, Inc. Class A (a)	23,320	6,092,117
		13,890,132
Life Sciences Tools & Services - 3.6%
10X Genomics, Inc. (a)	9,914	1,794,434
Adaptive Biotechnologies Corp. (a)	13,193	531,150
Agilent Technologies, Inc.	4,543	577,597
Avantor, Inc. (a)	85,536	2,474,556
Berkeley Lights, Inc. (a)	2,347	117,890
Bio-Techne Corp.	6,238	2,382,479
Bruker Corp.	7,595	488,207
Charles River Laboratories International, Inc. (a)	7,475	2,166,479
IQVIA Holdings, Inc. (a)	12,453	2,405,172
Maravai LifeSciences Holdings, Inc.	8,371	298,342
Mettler-Toledo International, Inc. (a)	3,741	4,323,436
PerkinElmer, Inc.	3,739	479,676
PPD, Inc. (a)	23,346	883,413
PRA Health Sciences, Inc. (a)	9,277	1,422,442
Sotera Health Co.	7,026	175,369
Syneos Health, Inc. (a)	1,421	107,783
Waters Corp. (a)	784	222,789
		20,851,214
Pharmaceuticals - 0.7%
Horizon Therapeutics PLC (a)	31,194	2,871,096
Reata Pharmaceuticals, Inc. (a)(b)	4,051	403,885
Royalty Pharma PLC (b)	23,620	1,030,304
		4,305,285

TOTAL HEALTH CARE		126,936,441

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	10,800	1,538,136
BWX Technologies, Inc.	10,556	696,063
HEICO Corp.	6,159	774,802
HEICO Corp. Class A	10,779	1,224,494
Huntington Ingalls Industries, Inc.	647	133,185
Mercury Systems, Inc. (a)	7,695	543,652
TransDigm Group, Inc. (a)	2,024	1,189,950
Virgin Galactic Holdings, Inc. (a)(b)	9,967	305,289
		6,405,571
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,604	343,930
Expeditors International of Washington, Inc.	17,869	1,924,313
XPO Logistics, Inc. (a)	780	96,174
		2,364,417
Building Products - 1.0%
Allegion PLC	10,297	1,293,509
Armstrong World Industries, Inc.	3,052	274,955
Carrier Global Corp.	53,867	2,274,265
The AZEK Co., Inc.	2,421	101,803
Trex Co., Inc. (a)	19,972	1,828,237
		5,772,769
Commercial Services & Supplies - 1.7%
Cintas Corp.	13,486	4,602,907
Copart, Inc. (a)	35,388	3,843,491
Driven Brands Holdings, Inc.	664	16,879
IAA Spinco, Inc. (a)	5,532	305,034
MSA Safety, Inc.	1,399	209,878
Rollins, Inc.	33,476	1,152,244
		10,130,433
Construction & Engineering - 0.1%
Quanta Services, Inc.	4,782	420,720
Electrical Equipment - 1.1%
Array Technologies, Inc.	1,671	49,829
Generac Holdings, Inc. (a)	9,601	3,143,847
Rockwell Automation, Inc.	9,733	2,583,528
Shoals Technologies Group, Inc.	1,210	42,084
Vertiv Holdings Co.	40,999	819,980
		6,639,268
Machinery - 0.9%
Allison Transmission Holdings, Inc.	12,638	516,010
Donaldson Co., Inc.	2,165	125,916
Graco, Inc.	14,171	1,014,927
Lincoln Electric Holdings, Inc.	4,208	517,332
Nordson Corp.	8,099	1,609,109
Toro Co.	16,628	1,715,012
		5,498,306
Professional Services - 3.8%
Booz Allen Hamilton Holding Corp. Class A	23,356	1,880,859
CACI International, Inc. Class A (a)	689	169,949
CoreLogic, Inc.	641	50,799
CoStar Group, Inc. (a)	6,725	5,527,210
Dun & Bradstreet Holdings, Inc. (a)(b)	11,816	281,339
Equifax, Inc.	15,507	2,808,783
IHS Markit Ltd.	37,304	3,610,281
Leidos Holdings, Inc.	2,218	213,549
Science Applications International Corp.	1,287	107,580
TransUnion Holding Co., Inc.	29,890	2,690,100
Verisk Analytics, Inc.	27,350	4,832,472
		22,172,921
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	3,920	658,834
Landstar System, Inc.	5,343	881,916
Old Dominion Freight Lines, Inc.	14,492	3,484,022
		5,024,772
Trading Companies & Distributors - 1.1%
Fastenal Co.	80,055	4,025,165
W.W. Grainger, Inc.	5,542	2,221,954
		6,247,119

TOTAL INDUSTRIALS		70,676,296

INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	8,332	2,515,347
CommScope Holding Co., Inc. (a)	2,111	32,425
Lumentum Holdings, Inc. (a)	1,398	127,707
Motorola Solutions, Inc.	3,004	564,902
Ubiquiti, Inc.	1,184	353,187
		3,593,568
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	59,693	3,937,947
CDW Corp.	24,461	4,054,411
Cognex Corp.	28,933	2,401,150
Coherent, Inc. (a)	3,468	877,023
Dolby Laboratories, Inc. Class A	1,302	128,533
IPG Photonics Corp. (a)	390	82,267
Jabil, Inc.	4,839	252,402
Keysight Technologies, Inc. (a)	10,860	1,557,324
Zebra Technologies Corp. Class A (a)	8,269	4,011,953
		17,303,010
IT Services - 8.1%
Akamai Technologies, Inc. (a)	22,759	2,319,142
BigCommerce Holdings, Inc. (a)(b)	6,245	360,961
Black Knight, Inc. (a)	26,134	1,933,655
Broadridge Financial Solutions, Inc.	19,715	3,018,367
EPAM Systems, Inc. (a)	9,162	3,634,474
Fastly, Inc. Class A (a)(b)	13,615	916,017
FleetCor Technologies, Inc. (a)	14,221	3,820,187
Gartner, Inc. (a)	14,911	2,722,003
Genpact Ltd.	12,634	540,988
Globant SA (a)	6,651	1,380,814
GoDaddy, Inc. (a)	29,042	2,254,240
Jack Henry & Associates, Inc.	10,308	1,563,930
MongoDB, Inc. Class A (a)	9,006	2,408,475
Okta, Inc. (a)	20,031	4,415,433
Paychex, Inc.	43,735	4,286,905
StoneCo Ltd. Class A (a)	34,830	2,132,293
Switch, Inc. Class A	15,283	248,502
The Western Union Co.	13,775	339,692
Twilio, Inc. Class A (a)	20,634	7,031,242
VeriSign, Inc. (a)	10,348	2,056,768
WEX, Inc. (a)	652	136,411
		47,520,499
Semiconductors & Semiconductor Equipment - 6.7%
Allegro MicroSystems LLC (a)	3,292	83,452
Enphase Energy, Inc. (a)	18,249	2,959,258
Entegris, Inc.	21,660	2,421,588
Inphi Corp. (a)	8,258	1,473,310
KLA Corp.	26,782	8,848,768
Maxim Integrated Products, Inc.	15,241	1,392,570
Microchip Technology, Inc.	32,309	5,015,003
MKS Instruments, Inc.	7,095	1,315,555
Monolithic Power Systems, Inc.	7,587	2,679,804
SolarEdge Technologies, Inc. (a)	8,438	2,425,419
Teradyne, Inc.	28,514	3,469,584
Universal Display Corp.	7,414	1,755,413
Xilinx, Inc.	42,132	5,220,155
		39,059,879
Software - 18.6%
2U, Inc. (a)(b)	3,876	148,179
Alteryx, Inc. Class A (a)	9,274	769,371
Anaplan, Inc. (a)(b)	23,310	1,255,244
ANSYS, Inc. (a)	14,777	5,017,678
Aspen Technology, Inc. (a)	10,881	1,570,455
Avalara, Inc. (a)	14,239	1,899,910
Bill.Com Holdings, Inc. (a)	12,807	1,863,419
C3.Ai, Inc. (b)	2,225	146,650
Cadence Design Systems, Inc. (a)	47,563	6,515,655
CDK Global, Inc.	2,662	143,908
Ceridian HCM Holding, Inc. (a)	14,148	1,192,252
Citrix Systems, Inc.	5,763	808,895
Cloudflare, Inc. (a)	20,075	1,410,470
Coupa Software, Inc. (a)	11,999	3,053,506
Crowdstrike Holdings, Inc. (a)	19,385	3,537,956
Datadog, Inc. Class A (a)	26,332	2,194,509
Datto Holding Corp. (b)	2,034	46,599
DocuSign, Inc. (a)	31,264	6,329,397
Dropbox, Inc. Class A (a)	42,366	1,129,478
Duck Creek Technologies, Inc. (a)(b)	10,413	470,043
Dynatrace, Inc. (a)	31,581	1,523,467
Elastic NV (a)	11,400	1,267,680
Everbridge, Inc. (a)(b)	6,124	742,106
Fair Isaac Corp. (a)	4,833	2,349,080
FireEye, Inc. (a)	8,795	172,118
Five9, Inc. (a)	10,659	1,666,321
Fortinet, Inc. (a)	22,931	4,228,935
Guidewire Software, Inc. (a)	2,763	280,804
HubSpot, Inc. (a)	7,133	3,239,880
Jamf Holding Corp. (a)	3,518	124,256
JFrog Ltd. (b)	1,923	85,324
Manhattan Associates, Inc. (a)	9,740	1,143,281
McAfee Corp.	3,031	68,925
Medallia, Inc. (a)(b)	15,433	430,426
nCino, Inc. (a)(b)	6,617	441,486
New Relic, Inc. (a)	9,278	570,411
NortonLifeLock, Inc.	93,370	1,985,046
Nutanix, Inc. Class A (a)	32,432	861,394
Pagerduty, Inc. (a)(b)	12,388	498,369
Palo Alto Networks, Inc. (a)	16,374	5,273,410
Paycom Software, Inc. (a)	8,376	3,099,623
Paylocity Holding Corp. (a)	6,602	1,187,238
Pegasystems, Inc.	6,134	701,362
Pluralsight, Inc. (a)	21,171	472,960
Proofpoint, Inc. (a)	9,776	1,229,723
PTC, Inc. (a)	17,972	2,473,846
RealPage, Inc. (a)	13,274	1,157,493
RingCentral, Inc. (a)	13,571	4,042,529
Slack Technologies, Inc. Class A (a)	85,441	3,471,468
Smartsheet, Inc. (a)	19,532	1,248,485
Splunk, Inc. (a)	27,910	3,781,247
SS&C Technologies Holdings, Inc.	8,131	568,113
Synopsys, Inc. (a)	24,210	5,998,754
Teradata Corp. (a)	14,361	553,473
The Trade Desk, Inc. (a)	7,127	4,644,381
Tyler Technologies, Inc. (a)	6,837	2,902,512
Unity Software, Inc. (b)	4,187	419,998
Zendesk, Inc. (a)	19,882	2,636,751
Zscaler, Inc. (a)	12,441	2,135,746
		109,181,995
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	20,639	1,499,836
Pure Storage, Inc. Class A (a)	24,475	527,192
		2,027,028

TOTAL INFORMATION TECHNOLOGY		218,685,979

MATERIALS - 2.1%
Chemicals - 0.7%
FMC Corp.	4,416	488,454
NewMarket Corp.	987	375,218
RPM International, Inc.	18,446	1,694,265
The Scotts Miracle-Gro Co. Class A	6,554	1,605,533
W.R. Grace & Co.	3,402	203,644
		4,367,114
Containers & Packaging - 1.2%
Amcor PLC	40,936	478,132
Avery Dennison Corp.	5,917	1,086,657
Ball Corp.	51,519	4,365,720
Berry Global Group, Inc. (a)	7,905	485,367
Crown Holdings, Inc.	2,312	224,356
Graphic Packaging Holding Co.	10,007	181,727
		6,821,959
Metals & Mining - 0.2%
Royal Gold, Inc.	8,072	868,709

TOTAL MATERIALS		12,057,782

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Americold Realty Trust	4,052	155,880
Brookfield Property REIT, Inc. Class A	6,026	108,167
CoreSite Realty Corp.	4,690	562,097
Equity Lifestyle Properties, Inc.	12,285	781,817
Extra Space Storage, Inc.	15,598	2,067,515
Iron Mountain, Inc.	28,902	1,069,663
Simon Property Group, Inc.	44,383	5,049,454
		9,794,593
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	14,610	551,235
TOTAL COMMON STOCKS
(Cost $464,867,382)		584,303,252

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.06% (c)	1,868,505	1,868,879
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	18,242,037	18,243,861
TOTAL MONEY MARKET FUNDS
(Cost $20,112,740)		20,112,740
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $484,980,122)		604,415,992
NET OTHER ASSETS (LIABILITIES) - (3.3)%(e)		(19,028,536)
NET ASSETS - 100%		$585,387,456

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	June 2021	$1,302,650	$23,428	$23,428

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $67,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,463
Fidelity Securities Lending Cash Central Fund	22,075
Total	$24,538

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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